Summary of significant accounting policies - Goodwill and acquired intangible assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment reporting_unit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Goodwill, impairment loss | $	$ 0	$ 0	$ 0